UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  April 28, 2009

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $161,097


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     5530 115940.00SH       SOLE                115940.00
ACCENTURE LTD.                 COM              G1150G111     4350 158253.00SH       SOLE                158253.00
ALCOA INC.                     COM              013817101     1220 166253.00SH       SOLE                166253.00
ALLERGAN, INC.                 COM              018490102     4248 88940.00 SH       SOLE                 88940.00
AMPHENOL CORP-CL A             COM              032095101     4360 153022.00SH       SOLE                153022.00
ANSYS, INC.                    COM              03662Q105     4957 197471.00SH       SOLE                197471.00
APACHE CORP.                   COM              037411105     5662 88337.00 SH       SOLE                 88337.00
APPLIED MATERIALS, INC.        COM              038222105     3355 312132.00SH       SOLE                312132.00
BB&T CORP.                     COM              054937107     2431 143656.00SH       SOLE                143656.00
BUCYRUS INTERNATIONAL, INC.    COM              118759109     1986 130800.00SH       SOLE                130800.00
C.H. ROBINSON WORLDWIDE, INC.  COM              12541W209     5568 122086.00SH       SOLE                122086.00
CISCO SYSTEMS                  COM              17275R102     4424 263826.00SH       SOLE                263826.00
DANAHER CORP.                  COM              235851102     6575 121259.00SH       SOLE                121259.00
DOVER CORP.                    COM              260003108     3525 133607.00SH       SOLE                133607.00
ESTERLINE TECHNOLOGIES CORP    COM              297425100     2431 120418.00SH       SOLE                120418.00
EXPEDITORS INTL                COM              302130109     4786 169166.00SH       SOLE                169166.00
EXXON MOBIL CORPORATION        COM              30231G102     9785 143680.00SH       SOLE                143680.00
GENERAL ELECTRIC               COM              369604103      134 13300.00 SH       SOLE                 13300.00
GILDAN ACTIVEWEAR INC.         COM              375916103     1674 206675.00SH       SOLE                206675.00
GOLDMAN SACHS GROUP INC.       COM              38141G104     5466 51561.00 SH       SOLE                 51561.00
HARTFORD FINANCIAL SERVICES GR COM              416515104     1917 244235.00SH       SOLE                244235.00
HENRY (JACK) & ASSOC, INC.     COM              426281101     3901 239040.00SH       SOLE                239040.00
HENRY SCHEIN, INC.             COM              806407102     4063 101605.00SH       SOLE                101605.00
HOME DEPOT                     COM              437076102     2794 118602.00SH       SOLE                118602.00
IBM                            COM              459200101      211  2182.00 SH       SOLE                  2182.00
ILLINOIS TOOL WORKS            COM              452308109     3964 128498.00SH       SOLE                128498.00
JACOBS ENGINEERING GROUP, INC. COM              469814107     3129 80930.00 SH       SOLE                 80930.00
JOHNSON & JOHNSON              COM              478160104     5000 95063.00 SH       SOLE                 95063.00
MICROSOFT CORP.                COM              594918104     4032 219514.00SH       SOLE                219514.00
MOOG INC-CLASS A               COM              615394202     2803 122543.00SH       SOLE                122543.00
NOBLE CORPORATION              COM              H5833N103     2684 111418.00SH       SOLE                111418.00
PEPSICO, INC.                  COM              713448108     6051 117542.00SH       SOLE                117542.00
PROCTER & GAMBLE               COM              742718109     4836 102689.00SH       SOLE                102689.00
SCHERING-PLOUGH                COM              806605101     4720 200440.00SH       SOLE                200440.00
SCHWAB (CHARLES) CORP.         COM              808513105     5660 365184.00SH       SOLE                365184.00
ST JUDE MEDICAL                COM              790849103     5503 151486.00SH       SOLE                151486.00
STEM CELL AUTHORITY LTD        COM              85857C108        5 100000.00SH       SOLE                100000.00
TIDEWATER INC.                 COM              886423102     3940 106127.00SH       SOLE                106127.00
VALSPAR CORP.                  COM              920355104     4905 245626.00SH       SOLE                245626.00
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     3781 124214.00SH       SOLE                124214.00
WELLS FARGO COMPANY            COM              949746101     2184 153346.00SH       SOLE                153346.00
ZIMMER HOLDINGS                COM              98956p102     2545 69718.00 SH       SOLE                 69718.00